Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Schedule of Inventories

	2017	2016

Uranium
Concentrate	$820,426	$989,202
Broken ore	47,083	45,581
	867,509	1,034,783

NUKEM	13,801	141,040

Fuel services	68,456	112,116

Total	$949,766	$1,287,939